Long-Term Debt, Net of Debt Issuance Costs and Discount - Schedule of Long-Term Debt, Net of Debt Issuance Costs and Discount (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total long-term debt
Total long-term debt	$ 125,445	$ 136,584
Less: Debt issuance costs	(2,290)	(4,220)
Less: Discount on debt		(3,018)
Total long-term debt, net of debt issuance costs and discount	123,155	129,346
Less: Current maturities of long-term debt	(33,403)	(52,065)
Long-term debt, net of debt issuance costs, discount and current maturities	89,752	77,281
U.S. [Member]
Total long-term debt
Less: Debt issuance costs	(2,200)	(4,700)
U.S. [Member] | Senior Term Loan [Member]
Total long-term debt
Total long-term debt	75,000	74,375
U.S. [Member] | Senior Revolving Loan [Member]
Total long-term debt
Total long-term debt	2,820
U.S. [Member] | Subordinated Convertible Promissory Notes [Member]
Total long-term debt
Total long-term debt		10,000
Less: Debt issuance costs			$ (200)
U.S. [Member] | Equipment Capital Lease [Member]
Total long-term debt
Total long-term debt	2,016	2,678
EMEA [Member] | Accounts Receivable Financing [Member]
Total long-term debt
Total long-term debt	15,120	20,505
EMEA [Member] | Unsecured Financing [Member]
Total long-term debt
Total long-term debt	4,638	8,572
EMEA [Member] | Equipment Financing [Member]
Total long-term debt
Total long-term debt	15,813
EMEA [Member] | Equipment Capital Lease [Member]
Total long-term debt
Total long-term debt	1,898	2,879
Asia [Member] | Accounts Receivable Financing [Member]
Total long-term debt
Total long-term debt		6,622
Asia [Member] | Working Capital Loans [Member]
Total long-term debt
Total long-term debt		9,548
Mexico [Member] | Equipment Capital Lease [Member]
Total long-term debt
Total long-term debt	8,037	37
Mexico [Member] | Construction Financing [Member]
Total long-term debt
Total long-term debt		1,204
Mexico [Member] | Equipment Loan [Member]
Total long-term debt
Total long-term debt	$ 103	$ 164